Derivative Financial Instruments - Fair Value of Derivative Instruments Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss		$ 194,194,000
Net fair value of derivative financial instruments		(26,762,771)	$ (9,486,488)
Derivative financial instruments, excluding net effect on embedded derivatives, income (cost), net		478,032,000	(22,862,951,000)	$ (25,224,243,000)
Derivative financial instruments income (cost), net	$ 39,725	$ 672,226,000	$ (22,862,951,000)	$ (25,224,243,000)